INVESTMENTS IN ASSOCIATED COMPANIES	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
INVESTMENTS IN ASSOCIATED COMPANIES [Text Block]

8. INVESTMENTS IN ASSOCIATED COMPANIES

The Company has a 41% (2016 – 39%; 2015 – 42%) equity investment in IGC. At December 31, 2017, including the conversion of convertible notes, cash purchases of shares, and interest on any balances due from IGC, the Company has invested an aggregate of US$11,354,977 towards its investment (2016 - US$8,967,010 ; 2015 - US$7,782,500). At December 31, 2017, the Company’s investment including dilution gains, less its share of accumulated equity losses was $7,578,989 (2016 - $4,992,823). The Company’s share of the net loss for the year ended December 31, 2017 was $994,548 (2016 - $1,295,568 ; 2015 - $1,062,146).

The Company has a minority position on the Board of IGC, and does not control operational decisions. The Company’s judgment is that it has significant influence, but not control and accordingly equity accounting is appropriate.

As at December 31, 2017, associated companies’ aggregate assets, aggregate liabilities and net loss for the year ended are as follows:

December 31, 2017	IGC
Aggregate assets	$6,127,735
Aggregate liabilities	(1,108,694)
Loss for the year	(2,713,490)
The Company's ownership %	41%
The Company's share of loss for the year	(994,548)

As at December 31, 2016, associated companies’ aggregate assets, aggregate liabilities and net loss for the year are as follows:

December 31, 2016	IGC
Aggregate assets	$6,884,378
Aggregate liabilities	(1,471,260)
Loss for the year	(3,216,120)
The Company's ownership %	39%
The Company's share of loss for the year	(1,295,568)

During the year ended December 31, 2017, the Company recognized a dilution gain of $503,543 (2016 - $982,634) related to the Company’s change in ownership percentage as a result of IGC’s share issuance for cash proceeds and loan conversions.